T. ROWE PRICE RETIREMENT 2010 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.3%
T. Rowe Price Funds:
New Income Fund	764,999	28,519	117,656	70,829,453	704,753
Limited Duration Inflation Focused
Bond Fund	646,620	64,585	74,870	127,557,133	644,163
International Bond Fund (USD
Hedged)	243,423	14,591	28,478	23,386,128	236,668
Emerging Markets Bond Fund	202,058	8,490	25,471	16,099,810	187,563
Dynamic Global Bond Fund	165,444	15,511	19,770	17,065,497	156,661
High Yield Fund	142,599	13,607	17,255	21,409,780	139,164
U. S. Treasury Long-Term Fund	151,907	10,166	70,904	6,628,417	96,377
Floating Rate Fund	42,053	19,001	7,685	5,525,668	52,715
Total Bond Mutual Funds (Cost $2,135,063)					2,218,064

EQUITY MUTUAL FUNDS 40.6%
T. Rowe Price Funds:
Equity Index 500 Fund	799,199	62,000	88,344	9,662,247	760,419
Overseas Stock Fund	140,391	15,322	15,699	13,900,476	139,561
International Value Equity Fund	119,279	20,389	14,164	9,802,682	122,631
International Stock Fund	133,773	7,706	23,115	7,002,636	119,325
Emerging Markets Stock Fund	90,001	6,539	14,004	1,984,349	85,208
Mid-Cap Growth Fund	72,825	4,216	7,486	775,955	68,098
Mid-Cap Value Fund	63,478	7,090	6,974	2,467,740	61,817
New Horizons Fund(2)	48,145	5,526	4,084	822,742	49,619
Small-Cap Stock Fund(2)	44,309	2,644	4,096	879,228	41,957
Small-Cap Value Fund	40,292	2,082	4,175	852,553	36,063
Real Assets Fund	33,587	5,073	3,576	3,229,310	33,811
Total Equity Mutual Funds (Cost $799,881)					1,518,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
T. Rowe Price Funds:
U. S. Treasury Money Fund,
1.26% (3)	2,697	124,124	123,322	3,499,443	3,499
Total Short-Term Investments (Cost $3,499)					3,499
Total Investments in Securities 100.0%
(Cost $2,938,443)					$3,740,072
Other Assets Less Liabilities (0. 0) %					(318)
Net Assets 100.0%					$3,739,754

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1,168)	$(4,524)	$2,984
Emerging Markets Bond Fund	(750)	2,486	7,539
Emerging Markets Stock Fund	2,564	2,672	1,108
Equity Index 500 Fund	77,024	(12,436)	11,711
Floating Rate Fund	(116)	(654)	1,479
High Yield Fund	395	213	5,856
International Bond Fund (USD
Hedged)	3,533	7,132	3,134
International Stock Fund	6,118	961	3,193
International Value Equity Fund	1,192	(2,873)	3,657
Limited Duration Inflation
Focused Bond Fund	7,604	7,828	3,980
Mid-Cap Growth Fund	5,672	(1,457)	153
Mid-Cap Value Fund	2,728	(1,777)	946
New Horizons Fund	6,756	32	—
New Income Fund	4,176	28,891	15,417
Overseas Stock Fund	4,165	(453)	3,108
Real Assets Fund	427	(1,273)	890
Small-Cap Stock Fund	3,488	(900)	—
Small-Cap Value Fund	2,458	(2,136)	246
U. S. Treasury Long-Term Fund	14,533	5,208	2,218
U. S. Treasury Money Fund	—	—	256
Totals	$140,799#	$26,940	$67,875+

# Capital gain distributions from mutual funds represented $34,986 of the net realized gain
(loss).
+ Investment income comprised $67,875 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.